Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	March 2020 Offering	April 2018 Offering	November 2018 Offering	April 2016 Offering	November 2019 Offering	Common Stock $0.001 par value	Common Stock $0.001 par value March 2020 Offering	Common Stock $0.001 par value November 2018 Offering	Common Stock $0.001 par value November 2019 Offering	Common Stock	Common Stock April 2018 Offering	Additional Paid-In Capital	Additional Paid-In Capital March 2020 Offering	Additional Paid-In Capital November 2018 Offering	Additional Paid-In Capital April 2016 Offering	Additional Paid-In Capital November 2019 Offering	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2017	$ (7,490)										$ 52,230		$ 6,602					$ 47	$ (66,369)
Beginning Balance, Shares at Dec. 31, 2017											576,520
Proceeds from the exercise of stock options and warrants	4,637										$ 4,637
Proceeds from exercise of stock options and warrants, Shares											21,033
Proceeds from the issuance of common stock and accompanying warrants	18,400			$ 20,126							$ 18,400				$ 20,126
Proceeds from the issuance of common stock and accompanying warrants, Shares									69,696		70,376
Fair value of liability-classified warrants issued in connection with April 2018 Offering			$ (7,372)									$ (7,372)
Share issuance costs			$ (1,273)	(1,867)								$ (1,273)			(1,867)
Reclassification of liability-classified warrants upon exercise	3,748										$ 3,748
Settlement of vested restricted stock units, net of taxes	(2)												(2)
Settlement of vested restricted stock units, net of taxes, Shares											20
Stock-based compensation expense	1,047			$ 849									1,047		$ 849
Reclassification of exercised compensation stock options and warrants from additional paid-in capital											$ 110		(110)
Reclassification of April 2016 compensation options and warrants from additional paid-in capital to derivative financial instruments due to change in functional currency					$ (1,586)											$ (1,586)
Reclassification of USD denominated warrants from derivative financial instruments to additional paid-in capital due to change in functional currency	2,478												2,478
Reclassification of equity-classified stock options to stock-based compensation liability due to change in functional currency	(4,182)												(4,182)
Reclassification from other current liabilities due to exercise of stock options	32										32
Reclassification of non-employee options recorded as derivative financial instruments due to modification of options	1,206												1,206
Reclassification of stock-based compensation due to modification of options	10,338												10,338
Reclassification upon change in corporate domicile							$ 1				$ (70,512)		70,511
Reclassification upon change in corporate domicile, shares							667,949				(667,949)
Proceeds from exercise of stock options	$ 26												26
Proceeds from exercise of stock options, Shares	2,814						293
Foreign currency translation adjustments	$ (638)																	(638)
Net loss	(28,623)																		(28,623)
Ending Balance at Dec. 31, 2018	9,854						$ 1						105,436					(591)	(94,992)
Ending Balance, Shares at Dec. 31, 2018							737,938
Proceeds from the exercise of stock options and warrants	215												215
Proceeds from exercise of stock options and warrants, Shares							2,134
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							27
Stock-based compensation expense	3,336												3,336
Reclassification of derivative financial instruments from exercise of warrants	35												35
Foreign currency translation adjustments	(168)																	(168)
Net loss	(4,450)																		(4,450)
Ending Balance at Sep. 30, 2019	8,822						$ 1						109,022					(759)	(99,442)
Ending Balance, Shares at Sep. 30, 2019							740,099
Beginning Balance at Dec. 31, 2018	9,854						$ 1						105,436					(591)	(94,992)
Beginning Balance, Shares at Dec. 31, 2018							737,938
Proceeds from the exercise of stock options and warrants	215												215
Proceeds from exercise of stock options and warrants, Shares							2,136
Proceeds from the issuance of common stock and accompanying warrants						$ 1,685											$ 1,685
Proceeds from the issuance of common stock and accompanying warrants, Shares										137,571
Share issuance costs						$ (553)											$ (553)
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							27
Stock-based compensation expense	4,691												4,691
Reclassification of derivative financial instruments from exercise of warrants	$ 35												35
Proceeds from exercise of stock options, Shares	14,855
Foreign currency translation adjustments	$ (311)																	(311)
Net loss	(9,781)																		(9,781)
Ending Balance at Dec. 31, 2019	5,835						$ 1						111,509					(902)	(104,773)
Ending Balance, Shares at Dec. 31, 2019							877,672
Proceeds from the issuance of common stock and accompanying warrants	5,043	$ 1,348											5,043	$ 1,348
Proceeds from the issuance of common stock and accompanying warrants, Shares							232,526	178,776
Share issuance costs	(506)												(506)
Warrant issuance from the March 2020 Offering		$ 842												$ 842
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							6,831
Stock-based compensation expense	2,021												2,021
Foreign currency translation adjustments	209																	209
Net loss	(11,595)																		(11,595)
Ending Balance at Sep. 30, 2020	$ 3,197						$ 1						$ 120,257					$ (693)	$ (116,368)
Ending Balance, Shares at Sep. 30, 2020							1,295,805